Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 116,601	$ 114,700
Description of expiry date of unused tax losses	The Canadian losses, if not utilized, will expire beginning 2026 through to 2039, the US losses, if not utilized, will expire beginning 2020 through 2039, and the Mexican losses, if not utilized, will expire 2020 through to 2029
Canada
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 31,197	47,728
US
Disclosure Of Income Taxes [Line Items]
Unused tax losses	20,241	9,810
Mexico
Disclosure Of Income Taxes [Line Items]
Unused tax losses	$ 84,250	$ 71,113